Basis Of Financial Statements And Summary Of Significant Accounting Policies (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011
Basis of financial statements:
Increase (decrease) to net income attributable to MUFG as the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal years ended on or after December 31	¥ 1,480,000,000	¥ (1,560,000,000)	¥ 13,870,000,000
Changes in accounting estimates:
Intangible assets reclassified from intangible assets not subject to amortization to those subject to amortization				42,224,000,000
Amendment Of Accounting For Consolidation Of Variable Interest Entities [Member]
Accounting changes:
Net increase in consolidated assets			237,008,000,000
Net increase in consolidated liabilities			214,887,000,000
Net increase in consolidated shareholders' equity attributable to noncontrolling interest			19,551,000,000
Cumulative effect on retained earnings			1,408,000,000
Adoption date of new guidance			Apr. 01, 2010
Amendments To Accounting Scope Of Embedded Credit Derivatives [Member]
Accounting changes:
Cumulative effect on retained earnings		¥ 135,000,000
Adoption date of new guidance		Apr. 01, 2011
Maximum [Member]
Summary of significant accounting policies:
Original maturity days of transactions classify as cash and cash equivalent	90 days
Minimum [Member]
Summary of significant accounting policies:
Percentage of plan assets or the projected benefit obligation used in calculation of net actuarial gains and losses	10.00%
Threshold of "more likely than not" recognition for a tax position	50.00%
Minimum [Member] | Commercial [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Minimum [Member] | Card And UNBC [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Minimum [Member] | Residential [Member]
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month	6 months